OTHER LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Related to financing activities:
Accrued interest	$ 33.0	$ 50.1
Payables related to derivatives	31.2	25.7
Related to operating and other activities:
Liabilities for share-based payment	18.5
Accrued personnel costs	148.0	120.3
Accrued advertising and promotion	57.3	42.4
Refund liabilities	35.5	38.2
Value added tax	25.7	28.8
Goods received not invoiced	25.7	25.1
Contract liabilities	25.0	20.8
Accrued royalties	8.5	13.8
Other accrued liabilities	159.2	133.6
Total	567.5	498.8
Long-term portion of liabilities for share-based payments	$ 7.4	$ 0.0